Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 1,037	$ 951
Adjustment on currency translation	(125)	86
Goodwill at end of period	912	1,037
Cost [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	17,942	17,144
Goodwill at end of period	15,861	17,942
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(16,905)	(16,193)
Goodwill at end of period	$ (14,949)	$ (16,905)